Earnings Per Share	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
Note 7
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EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except share data):

	For the Six Months Ended June 30,		For the Three Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net Income	$4,354	$1,002	$2,816	$318
Less: Preferred Stock Dividends	(4)	(8)	—	(4)
Less: Net Income Attributable to Noncontrolling OP Interests	(114)	—	(58)	—
Less: Net Income Attributable to Noncontrolling RSUs	(41)	—	(20)	—

Net Income Attributable to Common Stockholders	$4,195	$994	$2,738	$314

Denominator
Weighted Average Shares of Common Stock Outstanding – Basic	13,645,990	7,060,250	17,329,964	7,060,250
Dilutive Effect of Restricted Stock Units	113,494	3,000	125,635	3,000

Weighted Average Shares of Common Stock Outstanding – Diluted	13,759,484	7,063,250	17,455,599	7,063,250

Earnings Per Share – Basic
Net Income Attributable to Common Stockholders	$0.31	$0.14	$0.16	$0.04

Earnings Per Share – Diluted
Net Income Attributable to Common Stockholders	$0.30	$0.14	$0.16	$0.04

The effect of including 791,790 outstanding stock options and 602,392 warrants was excluded from our calculation of weighted average shares of common stock outstanding – diluted, as their inclusion would have been anti-dilutive.